INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Total assets	$ 102,591	$ 131,577
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	60,093	77,699
Level 3 | Commercial properties | Office
Disclosure of fair value measurement of assets [line items]
Total assets	18,360	20,194
Level 3 | Commercial properties | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	18,939	19,385
Level 3 | Commercial properties | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	22,794	38,120
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	1,985	5,216
Level 3 | Commercial developments | Office
Disclosure of fair value measurement of assets [line items]
Total assets	1,230	859
Level 3 | Commercial developments | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	78	67
Level 3 | Commercial developments | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	$ 677	$ 4,290